Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Value Line Small Cap Opportunities Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000895429
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Value Line Small Cap Opportunities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Value Line
Small Cap Opportunities Fund, Inc.

Objective [Heading]	rr_ObjectiveHeading

Investment objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Value Line Small Cap Opportunities Fund, Inc. (the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small market capitalizations (the “80% Policy”). A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.

The Adviser defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market. Although there is not a universal definition of a “small market capitalization company,” the Adviser uses Lipper Inc.’s definition to determine if a company is a small market capitalization company. Lipper Inc. (an independent firm unaffiliated with the Adviser) considers a company to have a small market capitalization if its market capitalization is below the 85th percentile of the aggregate capitalization of all the companies in the Russell 3000 Index. Both the market capitalizations of the companies in the index and the composition of the index change with market conditions. A company’s categorization is based on its market capitalization at the time of investment by the Fund and, as of June 30, 2013, the small market capitalization ceiling is $4.7 billion. The 80% policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Adviser considers a company to be mid-cap if it has a market capitalization of less than $13.7 billion and it is not a small market capitalization company.

While the Fund is actively managed by the Adviser, the Adviser relies generally on the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The common stocks in which the Fund generally invests are selected from those U.S. securities ranked 1, 2 or 3 by either Ranking System, but the Fund may also invest in other common stocks which evidence strong earnings or stock price momentum.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies generally on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.

The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small market capitalizations (the “80% Policy”). A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks.

■

Equity Securities. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■

Small Capitalization Companies. Investing in the securities of a small or micro capitalization company poses greater risk than investing in larger, more established companies. Small or micro capitalization companies often have more volatile market prices, less capital, a shorter history of operations, and less experienced management than larger companies.

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Illiquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

■

Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

■

Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 24.

Risk Lose Money [Text]	rr_RiskLoseMoney
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Russell 2000 Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Russell 2000 Index, which is a broad based market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading
Total Returns (before taxes) as of 12/31 each year (%)

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:  Q2 2003  +14.73%
Worst Quarter: Q4 2008 -25.60%
As of June 30, 2013, the Fund had a year-to-date total return of 15.02%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel
Worst Quarter:

Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.60%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Value Line Small Cap Opportunities Fund, Inc. | Value Line Small Cap Opportunities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VLEOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[1]
Expenses Over Assets	rr_ExpensesOverAssets	1.28%
1 year	rr_ExpenseExampleYear01	$ 130
3 years	rr_ExpenseExampleYear03	406
5 years	rr_ExpenseExampleYear05	702
10 years	rr_ExpenseExampleYear10	$ 1,545
2003	rr_AnnualReturn2003	33.65%
2004	rr_AnnualReturn2004	16.67%
2005	rr_AnnualReturn2005	8.04%
2006	rr_AnnualReturn2006	11.95%
2007	rr_AnnualReturn2007	12.38%
2008	rr_AnnualReturn2008	(38.24%)
2009	rr_AnnualReturn2009	24.63%
2010	rr_AnnualReturn2010	21.15%
2011	rr_AnnualReturn2011	7.45%
Annual Return 2012	rr_AnnualReturn2012	16.94%
Value Line Small Cap Opportunities Fund	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	16.94%
5 years	rr_AverageAnnualReturnYear05	3.22%
10 years	rr_AverageAnnualReturnYear10	9.52%
Value Line Small Cap Opportunities Fund, Inc. | After Taxes on Distributions | Value Line Small Cap Opportunities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Value Line Small Cap Opportunities Fund	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	16.21%
5 years	rr_AverageAnnualReturnYear05	3.06%
10 years	rr_AverageAnnualReturnYear10	9.35%
Value Line Small Cap Opportunities Fund, Inc. | After Taxes on Distributions and Sales | Value Line Small Cap Opportunities Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Value Line Small Cap Opportunities Fund	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 year	rr_AverageAnnualReturnYear01	11.96%
5 years	rr_AverageAnnualReturnYear05	2.74%
10 years	rr_AverageAnnualReturnYear10	8.47%
Value Line Small Cap Opportunities Fund, Inc. | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses taxes)
Value Line Small Cap Opportunities Fund	rr_AverageAnnualReturnLabel	Russell 2000 Index (Reflects no deduction for fees, expenses taxes)
1 year	rr_AverageAnnualReturnYear01	16.35%
5 years	rr_AverageAnnualReturnYear05	3.55%
10 years	rr_AverageAnnualReturnYear10	9.71%

[1]	"Other Expenses" were restated to reflect the sub-transfer agency fee, adopted effective July 5, 2012, as if it had been in effect during the Fund's full fiscal year ended March 31, 2013.